Annual Total Returns	Aug. 31, 2020
Eaton Vance Georgia Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Georgia Municipal Income Fund | Class A
Bar Chart Table:
2010	(0.52%)
2011	6.91%
2012	8.04%
2013	(3.30%)
2014	9.11%
2015	3.75%
2016	0.39%
2017	3.59%
2018	1.49%
2019	6.10%
Eaton Vance Maryland Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Maryland Municipal Income Fund | Class A
Bar Chart Table:
2010	0.17%
2011	10.47%
2012	7.82%
2013	(3.64%)
2014	7.68%
2015	2.84%
2016	0.30%
2017	3.62%
2018	0.74%
2019	6.33%
Eaton Vance Missouri Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Missouri Municipal Income Fund | Class A
Bar Chart Table:
2010	(0.82%)
2011	10.43%
2012	7.96%
2013	(4.49%)
2014	11.05%
2015	3.03%
2016	1.27%
2017	3.10%
2018	1.86%
2019	6.79%
Eaton Vance North Carolina Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance North Carolina Municipal Income Fund | Class A
Bar Chart Table:
2010	(0.43%)
2011	10.93%
2012	9.38%
2013	(6.38%)
2014	12.76%
2015	3.05%
2016	0.66%
2017	3.45%
2018	0.73%
2019	6.03%
Eaton Vance Oregon Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Oregon Municipal Income Fund | Class A
Bar Chart Table:
2010	(0.02%)
2011	13.99%
2012	12.03%
2013	(10.91%)
2014	11.63%
2015	3.11%
2016	2.12%
2017	2.80%
2018	2.34%
2019	6.45%
Eaton Vance South Carolina Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance South Carolina Municipal Income Fund | Class A
Bar Chart Table:
2010	(1.51%)
2011	12.27%
2012	10.38%
2013	(7.29%)
2014	12.63%
2015	3.25%
2016	1.32%
2017	2.88%
2018	2.02%
2019	5.65%
Eaton Vance Virginia Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Virginia Municipal Income Fund | Class A
Bar Chart Table:
2010	(2.88%)
2011	6.40%
2012	7.80%
2013	(2.44%)
2014	6.39%
2015	3.38%
2016	1.70%
2017	2.37%
2018	1.69%
2019	6.02%